
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/98


Institutional Investment Manager:

J.P.MORGAN INVESTMENT MANAGEMENT INC
522, FIFTH AVENUE
NEW YORK                                          NY            10036


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION
IN THIS FORM AND ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I
UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTERNAL
PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND
COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    ANTHONY DELLA PIETRA           VICE PRESIDENT               (212)837-2540


Signature, Place and Date of Signing:

/s/ ANTHONY DELLA PIETRA           NY                           NY    07/10/98


Managers Reporting on Behalf of Reporting Manager:

J.P. MORGAN & CO. INCORPORATED                                  028-00490






















                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED